Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation Including Fair-Value Measurements (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 654	$ 565
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	7	4
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	87	95
Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	69	59
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	123	120
Investment in funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	100	87
Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	9	6
Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	259	194
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	22	6
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	7	4
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1	1
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Investment in funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	14	1
Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	399	381
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Other Observable Inputs (Level 2) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	86	94
Significant Other Observable Inputs (Level 2) | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	69	59
Significant Other Observable Inputs (Level 2) | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	101	98
Significant Other Observable Inputs (Level 2) | Investment in funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	86	86
Significant Other Observable Inputs (Level 2) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	9	6
Significant Other Observable Inputs (Level 2) | Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	48	38
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	233	178	$ 167
Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	22	22
Significant Unobservable Inputs (Level 3) | Investment in funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Significant Unobservable Inputs (Level 3) | Other (mainly insurance assets – contracts and reserves)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 211	$ 156